Loans	12 Months Ended
Dec. 31, 2012
Loans
Loans

(3) Loans

        A summary of loans, by loan type at December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Commercial, financial and agricultural	$2,525,380	$2,560,102
Real estate—mortgage	838,467	895,870
Real estate—construction	1,147,669	1,273,389
Consumer	74,514	94,109
Foreign	188,974	230,005

Total loans	$4,775,004	$5,053,475